Schedule of Warrant Derivative Liabilities (Details)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Measurement Input, Expected Term [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	1 year 11 months 15 days	2 years 5 months 12 days	3 years 5 months 12 days
Measurement Input, Expected Term [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	4 years 3 months 18 days	4 years 9 months 14 days	5 years 9 months 18 days
Measurement Input, Risk Free Interest Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.25	0.13	1.62
Measurement Input, Risk Free Interest Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.67	0.36	1.76
Measurement Input, Price Volatility [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	147.10	150.55	144.56
Measurement Input, Price Volatility [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	134.44	140.95	127.63
Measurement Input, Expected Dividend Rate [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0	0.0
Measurement Input, Expected Dividend Rate [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0	0	0.0
Transaction Date Closing Market [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.78	0.60
Transaction Date Closing Market [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.78	0.60
Measurement Input, Exercise Price [Member] | Strome Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	0.50	0.50
Measurement Input, Exercise Price [Member] | B. Riley Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants measurement input	1.00	1.00